Real Estate Properties under Development, Net - Schedule of Non-Current Portion of Real Estate Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from External Customers and Long-Lived Assets [Line Items]
Net book value	$ 343,233	$ 344,653	$ 348,045	$ 380,592	$ 318,962
Real Estate Properties under Development
Revenues from External Customers and Long-Lived Assets [Line Items]
Building at cost	26,947	27,353	27,820	30,316	31,678
Less: accumulated depreciation	(14,568)	(14,795)	(15,050)	(16,418)	(16,065)
Property plant and equipment excluding construction in progress, Total	12,379	12,558	12,770	13,898	15,613
Construction in progress	106,820	94,482	87,182	89,170	92,533
Land use right	72,350	73,474	74,740	81,535	82,346
Net book value	$ 191,549	$ 180,514	$ 174,692	$ 184,603	$ 190,492